PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2011	2012
Cost:
Computers and peripheral equipment	$3,861	$3,745
Office furniture and equipment	533	670
Leasehold improvements	606	618

	5,000	5,033

Accumulated depreciation	3,700	3,511

Property and equipment, net	$1,300	$1,522